Segments (Details) - Schedule of information of revenues by geographic locations	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue, Major Customer [Line Items]
Total revenues	¥ 319,181,424	$ 45,752,906	¥ 225,271,564	¥ 192,029,524
Domestic PRC revenues [Member]
Revenue, Major Customer [Line Items]
Total revenues	303,357,469	43,484,629	209,495,553	166,010,547
International revenues [Member]
Revenue, Major Customer [Line Items]
Total revenues	¥ 15,823,955	$ 2,268,277	¥ 15,776,011	¥ 26,018,977